Volkswagen Auto Loan Enhanced Trust 2018-1	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 1-29-2021	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		2/18/2021
2	Payment Date		2/22/2021
3	Collection Period	1/1/2021	1/29/2021	29
4	Monthly Interest Period - Actual/360	1/20/2021	2/21/2021	33
5	Monthly Interest - 30/360			30

B.	SUMMARY

			Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes		307,000,000.00	—	—	—	—
7	Class A-2-A Notes		420,000,000.00	—	—	—	—
8	Class A-2-B Notes		100,000,000.00	—	—	—	—
9	Class A-3 Notes		369,000,000.00	192,575,698.18	22,131,062.44	170,444,635.74	0.4619096
10	Class A-4 Notes		104,000,000.00	104,000,000.00	—	104,000,000.00	1.0000000

11	Total Securities		$1,300,000,000.00	$296,575,698.18	$22,131,062.44	$274,444,635.74

12	Overcollateralization		40,210,498.92	40,210,498.92		40,210,498.92

13	Adjusted Pool Balance		$1,340,210,498.92	$336,786,197.10	$22,131,062.44	$314,655,134.66

14	YSOC		104,720,886.52	17,207,791.36		15,834,776.68

15	Net Pool Balance		$1,444,931,385.44	$353,993,988.46	$22,131,062.44	$330,489,911.34

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
16	Class A-1 Notes	2.42428%	N/A	—	—	—	—
17	Class A-2-A Notes	2.81000%	N/A	—	—	—	—
18	Class A-2-B Notes	0.31088%	0.13088%	—	—	—	—
19	Class A-3 Notes	3.02000%	N/A	484,648.84	1.3134115	22,615,711.28	61.2891905
20	Class A-4 Notes	3.15000%	N/A	273,000.00	2.6250000	273,000.00	2.6250000

21	Total Securities			757,648.84		22,888,711.28

C.	COLLECTIONS AND AVAILABLE FUNDS
22	Scheduled Principal Payments Received	14,757,914.20
23	Scheduled Interest Payments Received	998,219.09
24	Prepayments of Principal Received	8,323,226.57
25	Liquidation Proceeds	73,052.32
26	Recoveries Received	209,652.19
27	Other Payments Received to Reduce Principal

28	Subtotal: Total Collections	24,362,064.37

29	Repurchased Receivables	—
30	Reserve Account Excess Amount (Item 88)	170.77

31	Total Available Funds, prior to Servicer Advances	24,362,235.14

32	Servicer Advance (Item 76)	—

33	Total Available Funds + Servicer Advance	24,362,235.14

34	Reserve Account Draw Amount (Item 79)	—

35	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	24,362,235.14

D.	DISTRIBUTIONS
	Distribution Summary:
36	Prior Advance Reimbursement (Item 82)	—
37	Servicing Fees (Item 44)	294,994.99
38	Class A Noteholder Interest (Item 55)	757,648.84
39	Principal Distribution Amount (Item 68)	22,131,062.44
40	Amount Paid to Reserve Account to Reach Specified Balance	—
41	Other Amounts Paid to Trustees	—
42	Certificateholders Principal Distribution Amount	—

43	Remaining Funds to Seller	1,178,528.87

	Distribution Detail:	Due	Shortfall	Paid
44	Servicing Fees	294,994.99	—	294,994.99

	Pro rata:
45	Class A-1 Interest	—	—	—
46	Class A-2-A Interest	—	—	—
47	Class A-2-B Interest	—	—	—
48	Class A-3 Interest	484,648.84	—	484,648.84
49	Class A-4 Interest	273,000.00	—	273,000.00
50	Class A-1 Interest Carryover Shortfall	—	—	—
51	Class A-2-A Interest Carryover Shortfall	—	—	—
52	Class A-2-B Interest Carryover Shortfall	—	—	—
53	Class A-3 Interest Carryover Shortfall	—	—	—
54	Class A-4 Interest Carryover Shortfall	—	—	—

55	Class A Noteholder Interest	757,648.84	—	757,648.84

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
56	Beginning Adjusted Pool Balance			336,786,197.10
57	Beginning Net Pool Balance		353,993,988.46
58	Receipts of Scheduled Principal		(14,757,914.20)
59	Receipts of Prepaid Principal		(8,323,226.57)
60	Liquidation Proceeds		(73,052.32)
61	Other Collections of Principal		—
62	Principal Amount of Repurchases		—
63	Principal Amount of Defaulted Receivables		(349,884.03)

64	Ending Net Pool Balance		330,489,911.34
65	Yield Supplement Overcollateralization Amount		15,834,776.68

66	Adjusted Pool Balance		314,655,134.66
67	Less: Adjusted Pool Balance - End of Collection Period			314,655,134.66

68	Calculated Principal Distribution Amount			22,131,062.44

	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 31)			24,362,235.14
70	Less: Prior Advance Reimbursement (Item 36)			—
71	Less: Servicing Fees Paid (Item 44)			294,994.99
72	Less: Interest Paid to Noteholders (Item 55)			757,648.84
73	Less: Calculated Principal Distribution (Item 68)			22,131,062.44

74	Equals: Remaining Available Funds before Servicer Advance			1,178,528.87
75	Monthly Loan Payments Due on Included Units but not received (N/A if Item 74 > 0)			N/A

76	Servicer Advance (If Item 74 < 0, lesser of Item 74 and Item 75, else 0)			—

	Calculation of Reserve Account Draw Amount:
77	Remaining Available Funds, before Reserve Account Draw (Item 74 plus Item 76)			1,178,528.87
78	Available Funds Shortfall Amount (If Item 77 < 0, Item 77, else 0)			—

79	Reserve Account Draw Amount (If Item 78 is > 0, Lesser of Reserve Acct Balance and Item 78)			—

80	Principal Distribution Amount (Item 68 - Available Funds Shortfall + Reserve Account Draw Amt)			22,131,062.44

	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance			—
82	Less: Prior Advance Reimbursement			—
83	Plus: Additional Servicer Advances for Current Period			—

84	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT
	Reserve Account Balances:
85	Specified Reserve Account Balance (Lesser of (a) $6,701,052.49, and (b) the aggregate note balance)			6,701,052.49
86	Initial Reserve Account Balance			1,340,210.50
87	Beginning Reserve Account Balance			6,701,052.49
88	Plus: Net Investment Income for the Collection Period			170.77

89	Subtotal: Reserve Fund Available for Distribution			6,701,223.26
90	Plus: Deposit of Excess Available Funds (Item 40)			—
91	Less: Reserve Account Draw Amount (Item 79)			—

92	Subtotal Reserve Account Balance			6,701,223.26
93	Less: Reserve Account Excess Amount to Available Funds (If Item 92 > Item 85)			170.77

94	Equals: Ending Reserve Account Balance			6,701,052.49

95	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G.	POOL STATISTICS
	Collateral Pool Balance Data:	Initial	Prior Period	Current
96	Net Pool Balance	1,444,931,385	353,993,988	330,489,911.34
97	Number of Current Contracts	69,296	35,881	34,716
98	Weighted Average Loan Rate	3.33%	3.41%	3.42%
99	Average Remaining Term	52.1	24.6	23.7
100	Average Original Term	63.9	65.4	65.5
101	Monthly Prepayment Rate		1.28%	1.24%

	Net Credit Loss and Repossession Activity:		Units	Outstanding Principal Balance
102	Aggregate Outstanding Principal Balance of Charged Off Receivables		30	422,936.35
103	Liquidation Proceeds on Related Vehicles			73,052.32
104	Recoveries Received on Receivables Previously Charged Off			209,652.19

105	Net Principal Losses for Current Collection Period		30	140,231.84

106	Beginning Net Principal Losses		1,649	10,906,778.12
107	Net Principal Losses for Current Collection Period		30	140,231.84

108	Cumulative Net Principal Losses		1,679	11,047,009.96

109	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,444,931,385.44)			0.76%

	Delinquencies Aging Profile - End of Period:	Percentage	Units	Outstanding Principal Balance
110	Current	99.06%	34,484	327,370,284.65
111	31 - 60 Days Delinquent	0.72%	183	2,384,628.54
112	61 - 90 Days Delinquent	0.22%	49	734,998.15
113	91-120 Days Delinquent1	0.00%	—	—

114	Total	100.00%	34,716	330,489,911.34

H.	DELINQUENCY AND NET LOSS RATIOS

115	Ratio of Net Principal Losses to the Pool balance as of Each Collection Period			Percentage
116	Current Period			0.04%
117	Prior Period			0.03%
118	Two Periods Prior			0.02%
119	Three Periods Prior			0.01%

120	Four Period Average (Current and Three Prior Collection Periods)			0.03%

	Total Delinquencies - Ratio of Principal Balance of 61-Day Delinquent Receivables to the Pool balance as of Each Collection Period			Percentage
121	Current Period			0.22%
122	Prior Period			0.23%
123	Two Periods Prior			0.16%
124	Three Periods Prior			0.21%

125	Four Period Average (Current and Three Prior Collection Periods)			0.21%

126	Delinquncy Trigger			4.48%
127	Delinquency Percentage (61-Day Delinquent Receivables)			0.22%
128	Delinquency Trigger occurred in this collection Period?			No

I.	Outstanding Extended/Deferred Accounts Related to Covid-19 Relief

			# Contracts	Securitization value
129	Beginning of Period:		3,097	40,965,382.89
130	Add: New Accounts Extended/Deferred		17	184,970.57
131	Deduct: Contracts Paid off/Charged-off		(83)	(1,009,330.39)
132	Change in Sec. Value		—	(1,252,316.11)

133	Ending of Period		3,031	38,888,706.96

	Summary of Material Modifications, Extensions or Waivers
	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants
	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
	None in the current month

1	Any receivable as to which any payment is past due 90 or more days is a Defaulted Receivable and the outstanding principal balance is deemed to be zero.

Therefore this item will equal zero in all reporting periods.

VW CREDIT, INC., as Servicer